Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables, Net [Abstract]
Trade receivables	$ 2,468	$ 2,790
Less expected credit loss	(16)	(16)
Trade receivables, net	$ 2,452	$ 2,774